SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS - Warrants and Options (Details)	Dec. 31, 2021 $ / shares shares
ADS
Equity
Outstanding warrants	143,028
Number issuable warrants	1,257,722
Warrants | 2020 note holders
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 49.75
Warrants | 2020 note holders | ADS
Equity
Outstanding warrants	29,388
Warrants | Investor
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 49.75
Warrants | Investor | ADS
Equity
Outstanding warrants	99,074
Warrants | Cellect warrantholders
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 137.50
Warrants | Cellect warrantholders | ADS
Equity
Outstanding warrants	8,820
Series A warrants held by Investor
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 49.75
Series A warrants held by Investor | ADS
Equity
Number issuable warrants	533,274
Series B warrants
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 49.75
Series B warrants | ADS
Equity
Number issuable warrants	533,274
Series C warrants
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 49.75
Series C warrants | ADS
Equity
Number issuable warrants	191,174
Options | Cellect optionholders
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 636.75
Options | Cellect optionholders | ADS
Equity
Outstanding warrants	5,746